UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549



                                   FORM N-CSR









                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES




                  Investment Company Act file number 811-09495



                               Legacy Funds, Inc.
               (Exact name of registrant as specified in charter)



                      61 Broadway, New York, New York 10006
               (Address of principal executive offices) (Zip code)



                                Robert E. Belknap
                                   61 Broadway
                            New York, New York 10006
                     (Name and address of agent for service)



                                 1-212-269-8790
               Registrant's telephone number, including area code



Date of fiscal year end: 10/31/03



Date of reporting period:  4/30/03



Item 1. Reports to Stockholders.

[Insert full text of semi-annual or annual report here]



--------------------------------------------------------------------------------


                               SEMI-ANNUAL REPORT






             -----------------------------------------------------

                             THE LEGACY FUNDS, INC.

             -----------------------------------------------------



                               Legacy Growth Fund













                                 April 30, 2003





--------------------------------------------------------------------------------



                               Legacy Growth Fund
                   Total Return Based on a $10,000 Investment
                  Since Commencement Date of February 15, 2000

[GRAPH OMITTED]

                                            2/15/00   4/30/00  7/31/00  10/31/00  1/31/01  4/30/01  7/31/01
                                            -------   -------  -------  --------  -------  -------  -------

Legacy Growth Fund  $5,630                  $10,000   $10,190  $10,460   $10,030   $8,841   $7,560   $7,210
S&P 500 Stock Index  $6,844                 $10,000   $10,383  $10,257   $10,276   $9,849   $9,036   $8,787
NASDAQ Composite Index  $3,313              $10,000    $8,733   $8,521    $7,622   $6,272   $4,787   $4,585
Lipper Large Cap Growth Fund Index  $4,850  $10,000    $9,966   $9,811    $9,326   $8,258   $6,926   $6,436


                                           10/31/01   1/31/02  4/30/02   7/31/02 10/31/02  1/31/03  4/30/03
                                           --------   -------  -------   ------- --------  -------  -------
Legacy Growth Fund  $5,630                   $6,241    $7,011   $6,530    $5,580   $5,670   $5,340   $5,630
S&P 500 Stock Index  $6,844                  $7,716    $8,259   $7,894    $6,711   $6,551   $6,357   $6,844
NASDAQ Composite Index  $3,313               $3,823    $4,375   $3,819    $3,005   $3,008   $2,988   $3,313
Lipper Large Cap Growth Fund Index  $4,850   $5,571    $5,971   $5,558    $4,635   $4,737   $4,484   $4,850




--------------------------------------------------------------------------------
     Average Annual Total Returns (%) For Periods Ended April 30, 2003

                                                                Average Annual
                                        One Year              Since Inception(1)
  Legacy Growth Fund                    -13.78%                    -16.41%
  S&P 500 Stock Index                   -13.31%                    -11.16%
  NASDAQ Composite Index                -13.26%                    -29.16%
  Lipper Large Cap Growth Fund Index    -16.50%                    -21.30%

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

The S&P 500 Stock Index and the NASDAQ Composite Index are unmanaged but commonly used measures of common stock total return performance. The Lipper Large Cap Growth Fund Index is the composite of the 30 largest "large cap growth" mutual funds, as categorized by Lipper Analytical Services, Inc. This chart assumes an initial gross investment of $10,000 made on February 15, 2000 (commencement of operations). Returns shown include the reinvestment of dividends and the deduction of all fees and expenses. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost. Performance information shown above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares.

--------------------------------------------------------------------------------

(1) Inception date for the Legacy Growth Fund and index data is February 15, 2000.



================================================================================
THE LEGACY FUNDS, INC.
================================================================================
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
April 30, 2003

--------------------------------------------------------------------------------

                                                                   -------------
                                                                     Legacy
                                                                   Growth Fund
                                                                   -------------
ASSETS:
        Investments, at market value
           (Cost of $3,890,713)                                      $3,725,899
        Receivable from Adviser                                           7,313
        Interest and dividends receivable                                 2,027
        Prepaid assets                                                   15,250
                                                                   -------------
               Total assets                                           3,750,489
                                                                   -------------

LIABILITIES:

        Payable for investments purchased                                97,238
        Accrued expenses and other liabilities                           20,668
                                                                   -------------
               Total liabilities                                        117,906
                                                                   -------------


NET ASSETS                                                           $3,632,583
                                                                   =============


NET ASSETS CONSIST OF:
        Capital stock                                                $6,298,080
        Accumulated net realized loss on investments                 (2,500,683)
        Net unrealized depreciation on investments                     (164,814)
                                                                   -------------
               Total net assets                                      $3,632,583
                                                                   =============

        Shares outstanding
               (Unlimited shares authorized with a
                   par value of  $0.001 each)                          645,603
                                                                   =============

        Net asset value, redemption price and
                   offering price per share                             $5.63
                                                                   =============











                     See Notes to the Financial Statements.

--------------------------------------------------------------------------------


================================================================================
THE LEGACY FUNDS, INC.
================================================================================

STATEMENT OF OPERATIONS (Unaudited)
For the Six Months Ended April 30, 2003

--------------------------------------------------------------------------------

                                                                   -------------
                                                                       Legacy
                                                                     Growth Fund
                                                                   -------------
INVESTMENT INCOME:
         Dividend income                                               $ 26,629
         Interest income                                                    610
                                                                   -------------
              Total investment income                                    27,239
                                                                   -------------


EXPENSES:
         Investment advisory fees                                        18,243
         Administration fees                                             14,508
         Fund accounting fees                                            11,327
         Transfer agent fees and expenses                                 6,601
         Distribution fees                                                9,122
         Insurance fees                                                   6,918
         Custody fees                                                     1,810
         Professional fees                                               53,950
         Federal and state registration                                   4,146
         Trustees' fees and expenses                                      1,153
         Reports to shareholders                                             81
                                                                   -------------
              Total expenses before Adviser reimbursement               127,859
                 Less:  Fees waived and expenses reimbursed
                        by Adviser                                      (96,845)
                                                                   -------------
                    Net expenses                                         31,014
                                                                   -------------
NET INVESTMENT LOSS                                                      (3,775)
                                                                   -------------


REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
         Net realized loss on investments                              (585,167)
         Change in unrealized appreciation/depreciation on
                       investments                                      545,156
                                                                   -------------

              Net realized and unrealized loss on investments           (40,011)
                                                                   -------------

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                  $ (43,786)
                                                                   =============







                     See Notes to the Financial Statements.

--------------------------------------------------------------------------------





========================================================================================================
THE LEGACY FUNDS, INC.
========================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------------------------------
                                                       -------------------------------------------------
                                                                       Legacy Growth Fund
                                                       -------------------------------------------------
                                                            Six Months                    Year
                                                               ended                      ended
                                                          April 30, 2003            October 31, 2002
                                                       ----------------------     ----------------------

                                                            (Unaudited)
OPERATIONS:
      Net investment loss                                           $ (3,775)                 $ (14,616)
      Net realized loss on investments                              (585,167)                  (836,159)
      Change in unrealized appreciation/
        depreciation on investments                                   545,156                    368,062
                                                       ----------------------     ----------------------
          Net decrease in net assets
            resulting from operations                                (43,786)                  (482,713)
                                                       ----------------------     ----------------------

CAPITAL SHARE TRANSACTIONS:
      Proceeds from shares sold                                      128,631                    907,266
      Cost of shares redeemed                                       (416,444)                  (195,386)
                                                       ----------------------     ----------------------
          Net increase (decrease) in net assets
            resulting from capital share transactions               (287,813)                   711,880
                                                       ----------------------     ----------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                             (331,599)                   229,167
                                                       ----------------------     ----------------------

NET ASSETS:
      Beginning of period                                          3,964,182                  3,735,015
                                                       ----------------------     ----------------------

      End of period                                              $ 3,632,583                $ 3,964,182
                                                       ======================     ======================




=================================================================================================================
THE LEGACY FUNDS, INC.
=================================================================================================================

FINANCIAL HIGHLIGHTS

-----------------------------------------------------------------------------------------------------------------



                                                 ----------------------------------------------------------------
                                                                       Legacy Growth Fund
                                                 ----------------------------------------------------------------
                                                   Six Months       Years ended October31,    February 15, 2000*
                                                     ended      -----------------------------       through
                                                 April 30, 2003      2002           2001       October 31, 2000
                                                 --------------- -------------- -------------- ------------------
                                                   (Unaudited)

PER SHARE DATA:
    NET ASSET VALUE, BEGINNING OF PERIOD                  $5.67          $6.24         $10.03             $10.00
                                                 --------------- -------------- -------------- ------------------

    INCOME (LOSS) FROM INVESTMENT OPERATIONS:
        Net investment loss(3)                            (0.01)         (0.02)         (0.02)             (0.04)
        Net realized and unrealized gain (loss)
            on investments                                (0.03)         (0.55)         (3.77)              0.07
                                                 --------------- -------------- -------------- ------------------
             Total gain (loss) from
                 investment operations                    (0.04)         (0.57)         (3.79)              0.03
                                                 --------------- -------------- -------------- ------------------

    NET ASSET VALUE, END OF PERIOD                        $5.63          $5.67          $6.24             $10.03
                                                 =============== ============== ============== ==================


TOTAL RETURN(1)                                           (0.71%)        (9.13%)       (37.79%)             0.30%


SUPPLEMENTAL DATA AND RATIOS:
    Net assets, end of period                        $3,632,583     $3,964,182     $3,735,015         $4,816,948
    Ratio of net expenses to average net
    assets:
        Before expense reimbursement(2)                   7.01%          6.52%          5.67%              5.70%
        After expense reimbursement(2)                    1.70%          1.70%          1.70%              1.70%
    Ratio of net investment loss to average
    net assets:
        Before expense reimbursement(2)                  (5.52%)        (5.16%)        (4.80%)            (4.90%)
        After expense reimbursement(2)                   (0.21%)        (0.34%)        (0.83%)            (0.90%)
    Portfolio turnover rate                              26.37%         43.24%         42.81%             21.00%


  * Commencement of operations.
  (1) Not annualized for periods less than one year.
  (2) Annualized for periods less than one year.
  (3) Net investment loss per share is calculated using ending balances prior to consideration or adjustment for permanent book and tax differences.



                     See Notes to the Financial Statements.


================================================================================
THE LEGACY FUNDS, INC.
================================================================================
SCHEDULE OF INVESTMENTS - April 30, 2003 (Unaudited)

Legacy Growth Fund
--------------------------------------------------------------------------------

   Shares                                                        Value
              -------------------------------------
              COMMON STOCKS - 84.5%
              -------------------------------------

              DRUGS - 5.8%
    1,800     Merck & Co. Inc.                                     $ 104,724
    3,400     Pfizer Inc.                                            104,550
                                                                -------------
                                                                     209,274
                                                                -------------

               FINANCIAL SERVICES - 8.9%
    3,000     American Express Company                               113,580
    2,900     State Street Corporation                               101,587
    2,700     Washington Mutual, Inc.                                106,650
                                                                -------------
                                                                     321,817
                                                                -------------

              FOOD SERVICES - 2.8%
    3,500     Sysco Corporation                                      100,555
                                                                -------------

              HOME BUILDING - 9.7%
    1,500     Beazer Homes USA, Inc.*                                105,375
    2,000     Centex Corporation                                     132,040
    2,000     Pulte Homes, Inc.                                      115,980
                                                                -------------
                                                                     353,395
                                                                -------------

              INSURANCE - 15.5%
    3,500     ACE Limited (1)                                        115,780
    1,800     American International Group, Inc.                     104,310
    3,500     Fidelity National Financial, Inc.                      120,400
    2,400     Marsh & McLennan Companies, Inc.                       114,432
    1,300     XL Capital Ltd.- Class A (1)                           106,990
                                                                -------------
                                                                     561,912
                                                                -------------

              MEDICAL INSTRUMENTS - 4.1%
    2,300     SurModics, Inc.*                                        83,582
    3,000     Techne Corporation*                                     66,630
                                                                -------------
                                                                     150,212
                                                                -------------

              MEDICAL SERVICES - 11.0%
    2,000     Amgen Inc.*                                            122,600
    1,750     Johnson & Johnson                                       98,630
    2,700     Laboratory Corporation of America Holdings*             79,542
    3,200     Lincare Holdings Inc.*                                  97,184
                                                                -------------
                                                                     397,956
                                                                -------------

              OIL & GAS - 11.4%
    1,500     Apache Corporation                                      85,875
    1,700     ChevronTexaco Corporation                              106,777
    3,200     Exxon Mobil Corporation                                112,640
    2,700     Royal Dutch Petroleum Company - NYS (1)                110,376
                                                                -------------
                                                                     415,668
                                                                -------------

                     See Notes to the Financial Statements.

--------------------------------------------------------------------------------

              PHARMACY DISTRIBUTION - 2.4%
    1,600     Cardinal Health, Inc.                                 $ 88,448
                                                                -------------

              REINSURANCE - 6.9%
    2,000     Everest Re Group, Ltd. (1)                             139,300
    2,500     RenaissanceRe Holdings Ltd. (1)                        110,725
                                                                -------------
                                                                     250,025
                                                                -------------

              RETAIL - GENERAL - 4.6%
    2,700     The Home Depot, Inc.                                    75,951
    3,000     Walgreen Co.                                            92,580
                                                                -------------
                                                                     168,531
                                                                -------------

              SOFTWARE - 1.4%
    6,000     Siebel Systems, Inc.*                                   51,960
                                                                -------------

              TOTAL COMMON STOCKS (Cost of $3,241,158)             3,069,753
                                                                -------------

              -------------------------------------
              PREFERRED STOCK - 5.7%
              -------------------------------------

              FINANCIAL SERVICES - 5.7%
    4,000     ABN Amro Cap Fund Trust II                             103,080
    4,000     Citigroup Capital VI                                   103,800
                                                                -------------
                                                                     206,880
                                                                -------------

              TOTAL PREFERRED STOCK (Cost of $200,289)               206,880
                                                                -------------

Principal    -------------------------------------
  Amount      SHORT-TERM INVESTMENTS - 12.4%
   ------    -------------------------------------

$ 449,266     First American Treasury Obligations Fund               449,266
                                                                -------------

              TOTAL SHORT-TERM INVESTMENTS (Cost of $449,266)        449,266
                                                                -------------

              TOTAL INVESTMENTS - 102.6%  (Cost of $3,890,713)     3,725,899
                                                                -------------

              Liabilities Net of Other Assets - (2.6%)               (93,316)
                                                                -------------

              TOTAL NET ASSETS - 100.0%                           $ 3,632,583
                                                                =============



              * Non-income producing security.
              (1) Foreign security.
              NYS - New York Shares.






                     See Notes to the Financial Statements.

--------------------------------------------------------------------------------




================================================================================
THE LEGACY FUNDS, INC.
================================================================================
NOTES TO THE FINANCIAL STATEMENTS (Unaudited)                     April 30, 2003


1.   ORGANIZATION

     The Legacy Funds, Inc. (the "Trust") was organized as a Delaware Business Trust on July 15, 1999, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company issuing its shares in series, each series representing a distinct portfolio with its own investment objectives and policies. The Legacy Growth Fund (the "Fund") is the first series. The Fund is a diversified series of the Trust. The principal objective of the Fund is long-term growth of capital. The Fund commenced operations on February 15, 2000.

2.   SIGNIFICANT ACCOUNTING POLICIES

     (a)  Investment Valuation
          The Fund's securities are valued at their market value. Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last quoted sale price of the day or, if there is no such reported sale, securities are valued at the mean between the last reported bid and asked prices. Other securities for which market quotations are not readily available will be priced at their fair value as determined in good faith by, or under procedures adopted by, the Board of Trustees. Short-term instruments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value.

     (b)  Federal Income Taxes
          The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of net investment income and net realized capital gains to its shareholders sufficient to relieve it from all or substantially all Federal income taxes.

     (c)  Distributions to Shareholders

          Dividends from net investment income, if any, will be declared and paid annually. Distributions of net realized capital gains, if any, will also be declared and paid annually. The character of distributions made during the period from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain items for financial statement and tax purposes. Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.

    (d)  Use of Estimates
          The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

     (e)  Other
          Investment and shareholder transactions are recorded on the trade date. The Fund determines the gain or loss realized from investment transactions by comparing the original cost of the security lot sold with the net sale proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund, and interest income is recognized on an accrual basis. All discounts and premiums are amortized using the effective interest method for tax and financial reporting purposes.

3.   CAPITAL SHARE TRANSACTIONS

     Transactions in shares of the Fund were as follows:


                                                     Six Months Ended         Year Ended
                                                      April 30, 2003        October 31, 2002
                                                     ----------------       ----------------
         Shares outstanding, beginning of period          698,771                598,479
         Shares sold                                       23,686                131,726
         Shares redeemed                                  (76,854)               (31,434)
                                                          --------               --------
         Net increase (decrease)                          (53,168)               100,292
                                                          --------               --------
         Shares outstanding, end of period                645,603                698,771
                                                          ========               ========


4.  INVESTMENT TRANSACTIONS

     Purchases and sales of securities for the six months ended April 30, 2003 (excluding short-term investments) aggregated $883,883 and $1,293,908, respectively.

     Information for Federal income tax purposes as of April 30, 2003:


                           Gross             Gross          Net Unrealized
       Cost of          Unrealized        Unrealized          Depreciation
    Investments       Appreciation      Depreciation        On Investments
    -----------       ------------      ------------        --------------
     $3,890,713          $240,734        $(405,548)            $(164,814)

     The tax components of dividends and long-term capital gain distributions paid during the year ended October 31, 2002 and capital loss carryovers as of October 31, 2002 are as follows:

      Ordinary      Long-Term       Net Capital    Capital Loss   Undistributed    Undistributed
       Income     Capital Gains        Loss         Carryover       Ordinary         Long-Term
     Dividends    Distributions     Carryover       Expiration       Income            Gain
     ---------    -------------     -----------    ------------    ------------    -------------
        $0             $0           $118,897           2008            $0               $0
                                    $960,460           2009
                                    $836,159           2010




5.   INVESTMENT ADVISORY AND OTHER AGREEMENTS

     The Trust has an Investment Advisory Agreement (the "Agreement") with Ingalls & Snyder LLC (the "Adviser"), with whom certain officers and trustees of the Trust are affiliated, to furnish investment advisory services to the Fund. Under the terms of the Agreement, the Trust, on behalf of the Fund, compensates the Adviser for its management services at the annual rate of 1.00% of the Fund's average daily net assets.

     The Adviser agreed contractually to waive its management fee and/or reimburse the Fund's other expenses, to the extent necessary, to ensure that the Fund's operating expenses do not exceed 1.70% of its average daily net assets for the Fund's fiscal year ending October 31, 2003 and has contractually agreed to continue to waive its management fee and/or reimburse the Fund's other expenses until March 1, 2004. This contractual fee waiver may not be discontinued or modified by the Adviser during the stated period. For the six months ended April 30, 2003, the Adviser assumed $87,723 of operating expenses on behalf of the Fund.

     U.S. Bank, N.A., a subsidiary of U.S. Bancorp, a publicly-held bank holding company, serves as custodian for the Fund. U.S. Bancorp Fund Services, LLC, a wholly-owned subsidiary of U.S. Bancorp, serves as transfer agent, administrator and accounting services agent for the Trust.

     The Trust, on behalf of the Fund, has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act (the "12b-1 Plan"), which provides that the Fund will pay distribution fees to Ingalls & Snyder LLC (the "Distributor") at an annual rate of 0.50% of the average daily net assets attributable to its shares. Payments under the distribution plan shall be used to compensate or reimburse the Fund's distributor for services provided and expenses incurred in connection with the sales of shares.

     Effective May 25, 2001, Ingalls & Snyder LLC, the Distributor of shares of the Fund, has agreed to waive its distribution (12b-1) fee. This fee waiver may be terminated by Ingalls & Snyder at any time. The waiver of the distribution fee did not have any effect on the overall expense ratio for the year ended October 31, 2002, and will not have an immediate effect on the overall expense ratio of the Fund for the fiscal year ending October 31, 2003, because of the obligation of Ingalls & Snyder under its Investment Advisory Agreement with the Fund to limit the Total Annual Fund Operating Expenses of the Fund on an annualized basis to no more than 1.70% of the Fund's average net assets. Distribution fees waived under this arrangement were $9,122 for the six months ending April 30, 2003.


--------------------------------------------------------------------------------



                               Investment Adviser
                              Ingalls & Snyder LLC
                                   61 Broadway
                               New York, NY 10006

                                   Distributor
                              Ingalls & Snyder LLC
                                   61 Broadway
                               New York, NY 10006

                         Administrator, Fund Accountant
                               and Transfer Agent
                         U.S. Bancorp Fund Services, LLC
                            615 East Michigan Street
                               Milwaukee, WI 53202

                                    Custodian
                                 U.S. Bank, N.A.
                                425 Walnut Street
                              Cincinnati, OH 45202

                                  Legal Counsel
                              Godfrey & Kahn, S.C.
                               780 N. Water Street
                               Milwaukee, WI 53202

                         Independent Public Accountants
                                Ernst & Young LLP
                            111 East Kilbourn Avenue
                               Milwaukee, WI 53202

                                    Trustees
                              Barnabas B. B. Breed
                             Thomas O. Boucher, Jr.
                            William J. McDonough, Jr.

                                    Officers
                          Robert E. Belknap - President
           Elizabeth A. Larson - Vice President, Secretary & Treasurer
                     Lori A. Kohlhapp - Assistant Treasurer





 This report must be accompanied or preceded by the Fund's current prospectus.

--------------------------------------------------------------------------------


Item 2. Code of Ethics.

Not applicable to annual reports filed for periods ending before July 15, 2003.


Item 3. Audit Committee Financial Expert.

Not applicable to annual reports filed for periods ending before July 15, 2003.


Item 4. Principal Accountant Fees and Services.

Not required for annual reports filed for periods ending before December 15, 2003.


Item 5. [Reserved]


Item 6. [Reserved]


Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to open-end investment companies.


Item 8. [Reserved]


Item 9. Controls and Procedures.

(a) Based on their evaluation of the Registrant's Disclosure Controls and Procedures as of a date within 90 days of the Filing Date, the Registrant's President and Treasurer/CFO have determined that the Disclosure Controls and Procedures (as defined in Rule 30a-2(c) under the Act) are designed to ensure that information required to be disclosed by the Registrant is recorded, processed, summarized and reported by the filing Date, and that information required to be disclosed in the report is communicated to the Registrant's management, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, and there were no corrective actions with regard to significant deficiencies and material weaknesses.


Item 10. Exhibits.

(a) Any code of ethics or amendment thereto. Not applicable to annual reports for periods ending before July 15, 2003.

(b) (1) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith as Exhibit 99.Cert

     (2) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith as Exhibit 99.906Cert.



SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


         (Registrant) The Legacy Funds, Inc.
                      ----------------------

         By (Signature and Title) /s/ Robert E. Belknap
                                  ----------------------------
                                      Robert E. Belknap, President

         Date   6/17/03
                -------




     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

         (Registrant) The Legacy Funds, Inc.
                      ----------------------

         By (Signature and Title) /s/ Elizabeth A. Larson
                                  ----------------------------
                                      Elizabeth A. Larson, Treasurer

         Date   6/17/03